Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure	Restricted Cash
The components of restricted cash were as follows for the periods ended (in thousands):

	December 31, 2024	December 31, 2023
Collection accounts	$43,187	$29,447
Trust accounts	18,700	18,932
Other restricted cash	49,602	43,071
Total restricted cash	$111,489	$91,450

Collection accounts

The Company maintains bank accounts for collections related to its containers that are financed ("the Collection Accounts"). Cash proceeds collected from leasing and disposition are deposited into the Collection Accounts and all expenses related to the operation of the containers are paid from the Collection Accounts. The Company considers the portion of the balance in the Collection Accounts to be transferred to separate trust accounts for the benefit of asset-backed securitization ("ABS") noteholders as restricted and the portion of the balance attributable to containers that are unsecured as unrestricted.

Trust accounts

Pursuant to certain debt agreements, cash is transferred from the Collection Accounts to separate accounts (the "Trust Accounts"). The Trust Accounts are maintained by an indenture trustee on behalf of certain ABS noteholders. The cash in the Trust Accounts is used to pay related ABS debt service and related expenses. Interest income earned on restricted cash is recorded in Interest and debt expense on the Consolidated Statements of Operations. Any remaining cash in these accounts is transferred to certain unrestricted bank accounts of the Company and is included in Cash and cash equivalents on the Consolidated Balance Sheets.

Other restricted cash

Pursuant to certain secured debt financings, cash is held in separate accounts to maintain an amount equal to projected interest expense for a specified number of months.
Other restricted cash at December 31, 2024 includes $13.4 million of cash received in December 2024 related to a settlement of claims from a customer bankruptcy in 2016 that the Company is required to remit to a third-party per the terms of a separate credit insurance agreement.